Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands		Common Stock [Member]		Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Error Correction, Adjustment [Member]	Common Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	[2]	Additional Paid-in Capital [Member]		Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Error Correction, Adjustment [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Reclassification, Adjustment [Member] [2]	Retained Earnings [Member]		Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member] Revision of Prior Period, Error Correction, Adjustment [Member]	Retained Earnings [Member] Revision of Prior Period, Reclassification, Adjustment [Member] [2]	AOCI Attributable to Parent [Member]		AOCI Attributable to Parent [Member] Previously Reported [Member]	AOCI Attributable to Parent [Member] Revision of Prior Period, Error Correction, Adjustment [Member]	AOCI Attributable to Parent [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	[2]	Total		Previously Reported [Member]	Revision of Prior Period, Error Correction, Adjustment [Member]	Revision of Prior Period, Reclassification, Adjustment [Member]
Balance at Dec. 31, 2021		$ 6	[1]		$ 6				[1]		$ (6)	$ 6	$ (5,883)	[1]	$ (5,877)		$ (6)	$ (78)	[1]	$ (65)		$ (13)		$ (5,955)	[1]	$ (5,942)		$ (13)	[2]
Balance, shares at Dec. 31, 2021		64,626,430		2,000	64,624,430
Foreign currency translation adjustment																		753						753
Net loss													(4,887)											(4,887)
Balance at Dec. 31, 2022		$ 6	[1]		$ 6				[1]		(6)	6	(10,770)	[1]	(10,764)		(6)	675	[1]	675				(10,089)	[1]	(10,089)			[2]
Balance, shares at Dec. 31, 2022		64,626,430	[1]	2,000	64,624,430
Retroactive application of Merger, shares at Dec. 31, 2022					64,624,430
Balance, shares at Dec. 31, 2022		64,626,430
Net loss																								(1,672)		(2,165)		493
Balance at Mar. 31, 2023		$ 6											(12,442)					412						(12,024)		(12,517)		493
Balance, shares at Mar. 31, 2023		64,626,430
Balance at Dec. 31, 2022		$ 6	[1]		$ 6				[1]		(6)	6	(10,770)	[1]	(10,764)		(6)	675	[1]	675				(10,089)	[1]	(10,089)			[2]
Balance, shares at Dec. 31, 2022		64,626,430	[1]	2,000	64,624,430
Retroactive application of Merger, shares at Dec. 31, 2022					64,624,430
Balance, shares at Dec. 31, 2022		64,626,430
Foreign currency translation adjustment																		(646)						(646)
Net loss													(3,778)											(3,778)		(4,673)		895
Balance at Jun. 30, 2023		$ 6											(14,548)					29						(14,513)		(15,408)		895
Balance, shares at Jun. 30, 2023		64,626,430
Balance at Dec. 31, 2022		$ 6	[1]		$ 6				[1]		$ (6)	$ 6	(10,770)	[1]	$ (10,764)		$ (6)	675	[1]	$ 675				(10,089)	[1]	(10,089)			[2]
Balance, shares at Dec. 31, 2022		64,626,430	[1]	2,000	64,624,430
Retroactive application of Merger, shares at Dec. 31, 2022					64,624,430
Balance, shares at Dec. 31, 2022		64,626,430
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger (Note 3)
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger, shares		1,300,000
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing (Note 3)								19,779																19,779
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares		2,000,000
Stock-based compensation								199																199
Foreign currency translation adjustment																		(264)						(264)
Net loss													(535)											(535)
Reclassification of additional paid-in-capital	[3]							(6)					6
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date (Note 3)								3,685																$ 3,685
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date, shares		373,570																						373,570
Issuance of common stock upon conversion of MURF Class A & Class B common stock in connection with merger (Note 3)		$ 1						(15,219)																$ (15,219)
Issuance of common stock upon conversion of MURF Class A & Class B common stock in connection with merge, shares		4,118,316
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC								151																151
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC, shares		395,460
Issuance of Conduit Pharmaceuticals Inc. common stock to Vela Technologies PLC								544																544
Issuance of Conduit Pharmaceuticals Inc. common stock to Vela Technologies PLC, shares		1,015,760
Reduction of excise tax liability associated with the Merger (Note 3)								1,141																1,141
Capital contribution - related party								150																150
Balance at Dec. 31, 2023		$ 7						10,424					(11,299)					411						(457)
Balance, shares at Dec. 31, 2023		73,829,536
Balance at Mar. 31, 2023		$ 6											(12,442)					412						(12,024)		(12,517)		493
Balance, shares at Mar. 31, 2023		64,626,430
Foreign currency translation adjustment																		(383)						(383)
Net loss													(2,106)											(2,106)		(2,508)		402
Balance at Jun. 30, 2023		$ 6											(14,548)					29						(14,513)		$ (15,408)		$ 895
Balance, shares at Jun. 30, 2023		64,626,430
Balance at Dec. 31, 2023		$ 7						10,424					(11,299)					411						(457)
Balance, shares at Dec. 31, 2023		73,829,536
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger (Note 3)								150																150
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger, shares		96,154
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing (Note 3)
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares		74,544
Issuance of Warrants								2,890																2,890
Stock-based compensation								914																914
Foreign currency translation adjustment																		(24)						(24)
Net loss													(8,935)											(8,935)
Balance at Jun. 30, 2024		$ 7						14,378					(20,234)					387						(5,462)
Balance, shares at Jun. 30, 2024		74,000,234
Balance at Mar. 31, 2024		$ 7						11,358					(14,851)					388						(3,098)
Balance, shares at Mar. 31, 2024		73,829,536
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger (Note 3)								150																150
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger, shares		96,154
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing (Note 3)
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares		74,544
Issuance of Warrants								2,388																2,388
Stock-based compensation								482																482
Foreign currency translation adjustment																		(1)						(1)
Net loss													(5,383)											(5,383)
Balance at Jun. 30, 2024		$ 7						$ 14,378					$ (20,234)					$ 387						$ (5,462)
Balance, shares at Jun. 30, 2024		74,000,234

[1]	Shares of legacy common stock have been retroactively restated to give effect to the Merger.
[2]	Reclassification is made as additional paid-in capital cannot be presented as a negative for either its beginning or ending balance.
[3]	Reclassification is made as the impact of the retroactive application of the Merger can be shown as a reduction to additional paid-in capital during the period as presenting the reduction does not result in additional paid-in capital being presented as a negative for its ending balance.